Collateralized Transactions - Narrative (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Banking and Thrift [Abstract]
Fair value of securities received as collateral that may be sold or repledged	$ 28,700,000	$ 23,100,000
Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations	$ 796,797	$ 707,960